INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Benefit (Provision)	The income tax benefit (provision) consists of the following:
	2013	2012

Current	$(1,345,000)	$(1,563,000)
Deferred	(370,000)	(576,000)
Change in valuation allowance	1,715,000	2,139,000

	$-	$-

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate
The reconciliation of the statutory federal rate to the Company's effective income tax rate is as follows:

	2013		2012

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$(1,330,000)	(34)	$(1,549,000)	(34)
State tax, net of federal tax effect	(352,000)	(9)	(410,000)	(9)
Non-deductible share-based compensation	(33,000)	(1)	(180,000)	(4)
Change in valuation allowance	1,715,000	44	2,139,000	47

	$-	-	$-	-

Schedule of Components of Deferred Tax Assets
The components of deferred tax assets as of December 31, 2013, and December 31, 2012 are as follows:

	2013	2012

Deferred tax asset for NOL carryforwards	$9,992,000	$8,647,000
Share-based compensation	3,335,000	2,966,000
Accrued expenses	17,000	17,000
Valuation allowance	(13,344,000)	(11,630,000)

	$-	$-